INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11 – INCOME TAXES

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss, and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. The U.S. federal income tax rate of 21% is being used.

Income taxes consist of the following components as of:

	September 30, 2023	September 30, 2022
Federal income tax benefit attributable to:
Current Operations	$613,151	$343,101
Less: Valuation Allowance	(613,151)	(343,301)
Net provision for Federal income taxes	$—	$—

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the periods ended September 30, 2023 and December 31, 2022, due to the following:

	September 30, 2023	December 31, 2022
Deferred tax asset attributable to:
Net operating loss carryover	$1,420,862	$510,433
Less: Valuation allowance	(1,420,862)	(510,433)
Net deferred tax asset	$—	$—

At September 30, 2023, the Company had net operating loss carry forwards of $1,420,862 that may be offset against future taxable income from the year 2023 to 2040. No tax benefit has been reported in the September 2023 and December 2022 financial statements since the potential tax benefit is offset by a valuation allowance of the same amount.

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards for Federal Income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carry forwards may be limited as to use in future years.

NOTE 10 – INCOME TAXES

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss, and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. The U.S. federal income tax rate of 21% is being used.

Income taxes consist of the following components as of:

	December 31, 2022	December 31, 2021
Federal income tax benefit attributable to:
Current Operations	$343,275	$133,030
Less: Valuation Allowance	(343,275)	(133,030)
Net provision for Federal income taxes	$—	$—

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the years ended December 31, 2022 and 2021, due to the following:

	December 31, 2022	December 31, 2021
Deferred tax asset attributable to:
Net operating loss carryover	$510,433	$167,158
Less: Valuation allowance	(510,433)	(167,158)
Net deferred tax asset	$—	$—

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards for Federal Income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carry forwards may be limited as to use in future years.